STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

In June 2021, the Company amended and restated its Certificate of Incorporation to authorize 150,000,000 shares of common stock and 1,500,000 shares of preferred stock, both with par value equal to $0.0001. In September 2022, the Company amended and restated its Certificate of Incorporation to authorize shares up to a total of 250,000,000 shares of common stock. As of September 30, 2023 and December 31, 2022, there were no shares of preferred stock issued and outstanding.

2023 February Offering

On February 2, 2023, the Company agreed to issue and sell in a registered direct offering an aggregate of 297,619 shares of common stock of the Company, par value $0.0001 per share, at an offering price of $10.08 per share, for gross proceeds of approximately $3.0 million before the deduction of placement agent fees and related costs of $0.3 million. The closing occurred on February 6, 2023. The warrants issued in connection with the 2023 February Offering are described further below.

2023 May Offering

On May 12, 2023, the Company completed a public offering of an aggregate of 1,800,876 shares of its common stock at par value $0.0001 per share (including pre-funded warrants in lieu thereof) at a combined offering price of $3.887 per share, gross proceeds from this offering were approximately $7.0 million before the deduction of placement agent fees and related costs of $0.7 million. The warrants issued in connection with the 2023 May Offering are described further below.

In connection with the offering, the Company also agreed to amend certain existing warrants to purchase up to an aggregate of 210,085 shares of the Company’s common stock that were previously issued in September 2021 through December 2022 to purchasers in the offering at exercise prices ranging from $16.80 to $187.20 per share, such that effective upon the closing of the offering, the amended warrants had a reduced exercise price of $3.64 per share at an additional offering price of $0.125 per amended warrant.

Warrants

As of September 30, 2023, outstanding warrants to purchase shares of common stock are as follows:

	Shares Underlying Outstanding
Reference	Warrants	Exercise Price	Description	Classification
(a)	63,659	$2,400.00 - 2,760.00	LACQ warrants	Equity
(b)	4,608	$3.64	Share subscription facility	Equity
(c)	4,512	$3.64	2021 Notes	Liability
(d)	38,894	$3.64	2022 Notes	Liability
(e)	549,987	$3.64 - 16.80	Public offering	Equity
(f)	318,451	$8.58 - 12.60	Public offering	Equity
(g)	3,727,813	$3.64 - 4.86	Public offering	Equity
(h)	222,072	$0.0001	Public offering	Equity
	4,929,996

a)

On June 30, 2021, as a result of the Business Combination, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022 and August 2023, 7,782 and 7,310 warrants, respectively, were cancelled). The warrants provide holders the right to purchase common stock at a strike price between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 21,993 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 2,083 warrants issued on June 30, 2021 from $2,760.00 to $2,400.00.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 three-year warrants to purchase common stock pursuant to the share subscription facility. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

The warrants have been subject to multiple exercise price reductions as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The adjustments have progressed from the original exercise price of $2,402.40 per share to the current exercise price at September 30, 2023 of $3.64 per share. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a Black-Scholes model) is reflected on the consolidated statement of operations as a deemed dividend.

c)	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the exercise price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.

d)	On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively. As a result of the issuance of shares and warrants in connection with the December public offering, the exercise price of these warrants was adjusted down to $24.07. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.

e)	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $16.80 and expire on December 9, 2027. On May 12, 2023, in exchange for $0.125 per applicable warrant, the Company amended 166,667 of these warrants to reduce their exercise price to $3.64.

f)	On February 6, 2023, the Company issued 318,451 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $8.58 - $12.60 and expire on February 2, 2028, and August 7, 2028.

(g)	On May 12, 2023, the Company issued 3,727,813 equity classified warrants (series A-1, A-2 and placement agent warrants) in connection with a public offering. The warrants were immediately exercisable with an exercise price of $3.64 - $4.86 and expire on November 12, 2024, May 10, 2028, and May 12, 2028.

(h)	On May 12, 2023 the Company also issued 1,451,876 pre-funded warrants in connection with a public offering, 885,000 pre-funded warrants were exercised in connection with the closing of the public offering, 344,804 were exercised between the closing date and September 30, 2023. As of September 30, 2023, 222,072 pre-funded warrants remain outstanding. The pre-funded warrants are immediately exercisable with an exercise price of $0.0001.

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	Stock price	Exercise price	Expected term (years)	Volatility	Risk free rate
(a) LACQ warrants (grant date varies)	$3,477.60	$2,400.00 - 2,760.00	3.00	110.0%	0.5%
(b) Share subscription facility (grant date 7/2/21)	$3,477.60	$2,402.40	3.00	110.0%	0.5%
(b) Share subscription facility (remeasurement date varies)	$3.53- 116.64	$3.64 - 201.60	1.15 - 1.47	91.25% - 96.0%	3.9%-4.12%
(c) Liability classified warrants (grant date 9/24/21)	$1,077.60	$1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (grant date 11/5/21)	$540.00	$1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (remeasured at 9/30/23)	$1.36	$3.64	3.00 - 3.10	95.8% - 97.0%	4.8%
(d) Liability classified warrants (grant date 7/1/22)	$136.80	$170.04	5.00	98.9%	2.9%
(d) Liability classified warrants (grant date 8/9/22)	$127.20	$170.04	5.00	102.8%	3.0%
(d) Liability classified warrants (remeasured at 9/30/23)	$1.36	$3.64	3.75 - 3.86	98.9% - 101.5%	4.7%

NOTE 8 – STOCKHOLDERS’ EQUITY

In June 2021, in connection with the Business Combination, the Company amended and restated its Certificate of Incorporation to authorize 150,000,000 shares of common stock and 1,500,000 shares of preferred stock, both with par value equal to $0.0001. In September 2022, the Company amended and restated its Certificate of Incorporation to authorize up to a total of 250,000,000 shares of common stock. As of December 31, 2022 and 2021, there were no shares of preferred stock issued and outstanding.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Common Stock

On June 30, 2021, in connection with the Business Combination, the following common stock activity occurred:

●	66,889 shares of common stock were issued to holders of Former Ensysce common stock.

●	25,913 shares of common stock outstanding were assumed by the Company.

●	5,658 shares of common stock were issued in settlement of $5.8 million of convertible debt.

●	81 shares of restricted common stock were issued in exchange for previously outstanding warrants to purchase Former Ensysce common stock.

●	2,083 shares of common stock were issued in settlement of a termination agreement with a strategic advisor dated January 2021.

●	520 shares of common stock were issued in settlement of deferred underwriting costs.

On December 9, 2022, the Company completed a public offering for the sale of 241,666 shares of common stock at $16.80 per share for gross proceeds of $4.1 million, net of $0.3 million in underwriting fees. In addition, the Company issued 549,987 warrants with an exercise price of $16.80 per share that expire five years following the date of issuance. In connection with the public offering, the Company incurred approximately $0.5 million in transaction costs that are recognized in the consolidated statement of changes in stockholders’ deficit.

Warrants

On December 31, 2022, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	70,969	$2,400.00 – 2,760.00	LACQ warrants	Equity
(b)	4,608	$8.58	Share subscription facility	Equity
(c)	4,512	$187.20	2021 Notes	Liability
(d)	38,894	$24.07	2022 Notes	Liability
(e)	549,987	$16.80	Public offering	Equity
	668,970

a)	On June 30, 2021, as a result of the Closing, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022, 7,782 warrants were cancelled). The warrants provide holders the right to purchase common stock at a strike price of between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 29,303 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 2,083 warrants issued on June 30, 2021 from $2,760.00 to $2,400.00, resulting in an incremental increase in their fair value of $56,590, recognized in general and administrative expense.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $2,402.40 per share. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The warrants have been subject to multiple exercise price reductions as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price (primarily the result of the conversions of the 2021 Notes and the 2022 Notes). The adjustments have progressed from the original exercise price of $2,402.40 per share to the current exercise price at December 31, 2022 of $16.80 per share. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a Black-Scholes model) is reflected on the consolidated statement of operations as a deemed dividend.

c)	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20.

d)

On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively.

e)	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with the public offering. The warrants were immediately exercisable with an exercise price of $16.80 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on December 9, 2027.

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	Stock price	Exercise price	Expected term (years)	Volatility	Risk free rate
(a) LACQ warrants (grant date varies)	3,477.60	2,400.00 - 2,760.00	3.00	110.0%	0.5%
(b) Share subscription facility (grant date 7/2/21)	3,477.60	2,402.40	3.00	110.0%	0.5%
(b) Share subscription facility (remeasurement date varies)	14.40 - 1,029.60	16.80 - 1,080.00	1.56 - 2.49	108.2% - 125.3%	1.0% - 4.5%
(c) Liability classified warrants (grant date 9/24/21)	1,077.60	1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (grant date 11/5/21)	540.00	1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (remeasured at 12/31/22)	9.36	187.20	3.75 - 3.85	140.9% - 141.1%	4.2%
(d) Liability classified warrants (grant date 7/1/22)	136.80	170.04	5.00	98.9%	2.9%
(d) Liability classified warrants (grant date 8/9/22)	127.20	170.04	5.00	102.8%	3.0%
(d) Liability classified warrants (remeasured at 12/31/22)	9.36	24.12	4.50 - 4.61	138.0% - 139.4%	4.0%